DECONSOLIDATION	12 Months Ended
Dec. 31, 2014
DECONSOLIDATION

4. DECONSOLIDATION

On May 1, 2013, the Company and Pharm Research Associates (UK) Ltd. (“PRA”), a leading global clinical contract research organization, established a joint venture to offer a broad platform of Phase I-IV clinical trial services in China, Hong Kong and Macau. PRA contributed cash of $4.6 million into the Company’s previously 100% owned subsidiary, WuXi AppTec Clinical Research and Regulatory Services Co., Ltd. (“WXCR”) in exchange for 49% of WXCR’s equity interest. Concurrently, the Company’s rights and obligations changed, such that the Company no longer controls WXCR and accordingly the Company deconsolidated WXCR on May 1, 2013. Subsequently, the Company has accounted for the fair value of the retained investment in WXCR as a long-term investment under the equity method of accounting. The Company estimated the fair value of the retained investment in WXCR using the expected present value of cash flows, a level 3 fair value measurement. No gain or loss was recognized in the consolidated statement of comprehensive income as a result of this deconsolidation. Subsequent to the deconsolidation, WACR changed its name to WuXi PRA Clinical Research (Shanghai) Co. Ltd. (“WuXiPRA”). The Company recognized its share of WuXiPRA’s loss of $1.6 million and $2.0 million for the years ended December 31, 2013 and 2014, respectively.